Waddell & Reed Advisors Funds
                    Municipal
                    High Income Fund

                    Semiannual
                    Report
                    ------------------
                    March 31, 2003

CONTENTS

         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        25     Statement of Assets and Liabilities

        26     Statement of Operations

        27     Statement of Changes in Net Assets

        28     Financial Highlights

        32     Notes to Financial Statements

        37     Independent Auditors' Report

        38     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Municipal High Income Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF MUNICIPAL HIGH INCOME FUND
-----------------------------------------------------------------
  March 31, 2003

Dear Shareholder,


Enclosed is our report on your Fund's operations for the six months ended March 31, 2003.

While the last six months brought the onset of war with Iraq, along with the continuation of geopolitical turmoil, we did see some positive economic news during the period. The U.S. economy has been resilient, despite enduring many challenges.

Two primary things occurred over the last six months that positively affected the financial markets. First, the Federal Reserve reduced short-term interest rates on November 6 to 1.25 percent, the lowest level in many years. Second, when war did break out in mid-March, the markets rose, anticipating a favorable resolution. Uncertainty continues to weigh on the markets, however, in terms of the ultimate outcome of the war and the direction and strength of the economy.

While we do expect equity market volatility to continue for the near term, the underlying trends lead us to believe that the prospects for stocks are positive. We anticipate some form of tax relief later in 2003, both in terms of the acceleration of tax reductions in place since 2002 and, hopefully, relief on the double taxation of dividends. We believe the equity markets have the potential for positive returns in 2003.

By March 31, the primary equity indexes had in fact turned in positive results, although the uncertainty surrounding the war and economic conditions remains a wild-card factor going forward. For the last six months, the S&P 500 Index increased 5.04 percent. The other two major indexes had slightly better returns, with the Nasdaq Composite Index increasing 14.43 percent over the last six months and the Dow Jones Industrial Average increasing 6.89 percent for the period.

Bonds also generally had positive returns during the period, although they were not quite as strong as stocks, as evidenced by the Citigroup Broad Investment Grade Index's increase of 3.03 percent for the period. Low and declining inflation rates and an accommodative Federal Reserve have aided bond performance over the last six months.

The very nature of U.S. financial markets is one of fluctuation. While ongoing change can be disconcerting, we believe that the best way to approach a fluctuating market is to develop and maintain a personal financial plan. From our experience, those who adhere to a structured and consistent investment program over time take advantage of opportunities presented by the market's periodic downdrafts.

Ultimately, we believe that it is essential for investors to have a long-term perspective and to maintain a diversified portfolio. We believe that it remains important for all investors to review their investments on a regular basis to ensure that they adhere to current risk tolerance and are adaptable to market changes.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market gyrations. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan could be your key to a sound financial future. Thank you for your ongoing dedication and partnership.


Respectfully,



Henry J. Herrmann
President

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------
Municipal High Income Fund

GOAL
To seek to provide a high level of income that is not subject to Federal income tax. (Income may be subject to state and local taxes and a significant portion may be subject to the Federal alternative minimum tax.)

Strategy
Invests primarily in tax-exempt municipal bonds rated in the lower tier of investment grade or lower, including bonds rated below investment grade, commonly called junk bonds, and lower-quality unrated bonds. The Fund diversifies its holdings among two main types of municipal bonds: general obligation bonds and revenue bonds.

Founded
1986

Scheduled Dividend Frequency
Declared daily, paid monthly

Performance Summary - Class A Shares
Per Share Data
For the Six Months Ended March 31, 2003
--------------------------------------------
Dividends paid                 $0.13
                               =====
Net asset value on
   3-31-03                    $ 4.85
   9-30-02                      4.95
                              ------
Change per share              $(0.10)
                              ======
Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -------------------
                      With      Without         With     Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)    CDSC(E)
------            ----------   ----------     ---------  ---------
 1-year period
  ended 3-31-03     1.75%        6.27%           1.38%      5.38%
 5-year period
  ended 3-31-03     2.38%        3.28%            ---        ---
10-year period
  ended 3-31-03     5.36%        5.82%            ---        ---
Since inception
  of Class (F)       ---          ---            2.29%      3.05%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 4.25% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of each of the periods.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of each of the periods.
(F)10-5-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C(B)  Class Y(C)
------            ----------  ----------
 1-year period
  ended 3-31-03     5.38%        6.39%
 5-year period
  ended 3-31-03      ---          ---
10-year period
  ended 3-31-03      ---          ---
Since inception
  of Class(D)       3.06%        2.66%
(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-8-99 for Class C shares and 12-30-98 for Class Y shares (the date on which shares were first acquired and continuously held by shareholders).

Investing in high income securities may carry a greater risk of nonpayment of interest or principal than higher rated bonds.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND
--------------------------------------------------------------
Portfolio Highlights

On March 31, 2003, Waddell & Reed Advisors Municipal High Income Fund, Inc. had net assets totaling $432,415,768 invested in a diversified portfolio.

As a shareholder of Waddell & Reed Advisors Municipal High Income Fund, Inc., for every $100 you had invested on March 31, 2003, your Fund owned:

  $20.28  Life Care/Nursing Center Revenue Bonds
   16.79  Hospital Revenue Bonds
   15.47  Other Municipal Bonds
    8.86  Housing Revenue Bonds
    7.62  Industrial Development Revenue/Pollution Control
    6.40  Airport Revenue Bonds
    5.34  City General Obligation Bonds
    4.52  Cash and Cash Equivalents
    4.20  Special Tax Bonds
    2.75  Transportation Revenue Bonds
    2.69  Derivative Bonds
    2.61  Education Revenue Bonds
    2.47  Resource Recovery Bonds

                   2003 TAX YEAR TAXABLE EQUIVALENT YIELDS(1)
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  3%    4%    5%    6%

$      0- 12,000  $      0-  6,000          10% 3.33% 4.44% 5.56% 6.67%

$ 12,001- 47,450     6,001- 28,400          15% 3.53% 4.71% 5.88% 7.06%

$ 47,451-114,650  $ 28,401- 68,800          27% 4.11% 5.48% 6.85% 8.22%

$114,651-174,700  $ 68,801-143,500          30% 4.29% 5.71% 7.14% 8.57%

$174,701-311,950  $143,501-311,950          35% 4.62% 6.15% 7.69% 9.23%

$311,951 and above$311,951 and above      38.6% 4.89% 6.51% 8.14% 9.77%

(1)Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal High Income Fund, Inc.

THE INVESTMENTS OF MUNICIPAL HIGH INCOME FUND
     March 31, 2003

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ARIZONA - 2.18%
 Hayden-Winkelman Unified School District No.
   41 of Gila County, Arizona, Capital
   Appreciation Refunding Bonds, Series 1995,
   0.0%, 7-1-10 ..........................   $ 6,145   $4,592,650
 Arizona Health Facilities Authority, Hospital
   Revenue Bonds (John C. Lincoln Health
   Network), Series 2000,
   7.0%, 12-1-25 .........................     3,500    3,776,780
 The Industrial Development Authority of
   the County of Gila, Arizona, Environmental
   Revenue Refunding Bonds (ASARCO Incorporated
   Project), Series 1998,
   5.55%, 1-1-27 .........................     4,750    1,045,000
                                                     ------------
                                                        9,414,430
                                                     ------------

CALIFORNIA - 0.69%
 California Statewide Communities Development
   Authority, Multifamily Housing Revenue
   Bonds (Colton Gardens Apartments Project),
   Series 2003A,
   6.25%, 7-1-42 .........................     2,000    1,997,480
 Kings County Waste Management Authority,
   Solid Waste Revenue Bonds, Series 1994
   (California),
   7.2%, 10-1-14 .........................       940      995,986
                                                     ------------
                                                        2,993,466
                                                     ------------

COLORADO - 8.95%
 City and County of Denver, Colorado, for
   and on behalf of its Department of
   Aviation, Airport System Revenue Refunding
   Bonds, Series 2002E:
   5.25%, 11-15-13 .......................     6,000    6,410,640
   5.25%, 11-15-14 .......................     4,000    4,241,520
 Sand Creek Metropolitan District, Adams
   County and City and County of Denver,
   Colorado, General Obligation Limited
   Tax Bonds:
   Series 1998,
   6.625%, 12-1-17 .......................     2,895    2,974,149
   Series 1997,
   7.125%, 12-1-16 .......................     1,955    2,055,487
 Rampart Range Metropolitan District No. 1
   (In the City of Lone Tree, Colorado),
   Revenue Bonds (Rampart Range Metropolitan
   District No. 2 Project), Series 2001,
   7.75%, 12-1-26 ........................     4,500    4,583,070
 Colorado Educational and Cultural Facilities
   Authority, Charter School Revenue Bonds
   (Collegiate Academy of Colorado Project),
   A Charter School Created by Jefferson County
   School District R-1, Jefferson County, State
   of Colorado, Series 2002:
   7.5%, 12-15-31 ........................     3,000    3,023,280
   7.375%, 12-15-21 ......................     1,000    1,007,800
 Aspen Grove Business Improvement District
   in the City of Littleton, Colorado,
   Limited Tax General Obligation Bonds,
   Series 2001,
   7.625%, 12-1-25 .......................     3,800    3,985,326
 Colorado Department of Transportation,
   Transportation Revenue Anticipation Notes,
   Refunding Series 2002B,
   5.5%, 6-15-15 .........................     3,000    3,487,650
 City and County of Denver, Colorado,
   Revenue Bonds (Jewish Community Centers
   of Denver Project), Series 1994:
   8.25%, 3-1-24 .........................     2,390    2,526,134
   7.875%, 3-1-19 ........................       815      858,717
 Colorado Educational and Cultural Facilities
   Authority, Charter School Revenue Bonds
   (Stargate Charter School Project),
   Series 2002:
   6.0%, 5-1-22 ..........................     1,605    1,585,178
   6.125%, 5-1-33 ........................     1,000      984,410
 Deer Creek Metropolitan District, Jefferson
   County, Colorado, General Obligation Bonds,
   Series 2000,
   7.625%, 12-1-19 .......................       750      982,732
                                                     ------------
                                                       38,706,093
                                                     ------------

CONNECTICUT - 2.40%
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-14 ..........................     5,250    5,249,527
 Connecticut Development Authority, Pollution
   Control Revenue Refunding Bonds (The
   Connecticut Light and Power Company
   Project - 1993B Series),
   5.95%, 9-1-28 .........................     2,500    2,584,200
 State of Connecticut Health and Educational
   Facilities Authority, Revenue Bonds,
   Edgehill Issue Series A (Fixed Rate),
   6.875%, 7-1-27 ........................     2,300    2,529,586
                                                     ------------
                                                       10,363,313
                                                     ------------

FLORIDA - 5.96%
 Capital Projects Finance Authority, Continuing
   Care Retirement Community, Revenue Bonds
   (Capital Projects Loan Program - The Glenridge
   on Palmer Ranch Project), Fixed Rate Revenue
   Bonds, Series 2002A,
   8.0%, 6-1-32 ..........................     7,000    6,821,780
 Broward County, Florida, Airport System
   Revenue Refunding Bonds, Series E (AMT),
   5.375%, 10-1-13 .......................     5,100    5,450,013
 Sanford Airport Authority (Florida),
   Industrial Development Revenue Bonds
   (Central Florida Terminals, Inc. Project):
   Series 1995A,
   7.75%, 5-1-21 .........................     4,000    3,934,840
   Series 1995C,
   7.5%, 5-1-21 ..........................       500      486,960
 St. Johns County Industrial Development
   Authority, Health Care Revenue
   Bonds, Tax Exempt Series 1997A
   (Bayview Project),
   7.1%, 10-1-26 .........................     4,000    3,529,600
 Dade County Industrial Development Authority,
   Industrial Development Revenue Bonds,
   Series 1995 (Miami Cerebral Palsy
   Residential Services, Inc. Project),
   8.0%, 6-1-22 ..........................     1,700    1,727,693
 Escambia County Health Facilities Authority
   (Florida), Revenue Bonds (Ascension Health
   Credit Group), Series 2003A,
   5.25%, 11-15-14 .......................     1,500    1,642,095
 Miami-Dade County, Florida, Aviation Revenue
   Bonds, Series 2000A (AMT),
   5.55%, 10-1-13 ........................     1,135    1,234,846
 City of Fort Walton Beach, First Mortgage
   Industrial Development Revenue Bonds,
   Series 1986 (Ft. Walton Beach Ventures,
   Inc. Project),
   10.5%, 12-1-16 (A) ....................     1,160      928,000
                                                     ------------
                                                       25,755,827
                                                     ------------

GEORGIA - 1.20%
 Coffee County Hospital Authority (Georgia),
   Revenue Anticipation Certificates (Coffee
   Regional Medical Center, Inc. Project),
   Series 1997A,
   6.75%, 12-1-16 ........................     5,000    5,201,250
                                                     ------------

ILLINOIS - 5.05%
 City of Chicago, Chicago O'Hare International
   Airport, Second Lien Passenger Facility
   Charge Revenue Bonds, Series 2001 A:
   8.49%, 7-1-09 (B) .....................     3,330    3,993,935
   8.49%, 7-1-09 (B) .....................     1,670    1,950,193
 Illinois Health Facilities Authority,
   Revenue Bonds, Series 1994
   (Holy Cross Hospital Project),
   6.75%, 3-1-24 .........................     6,650    4,319,840
 Bloomington-Normal Airport Authority of
   McLean County, Illinois, Central Illinois
   Regional Airport, Passenger Facility Charge
   Revenue Bonds, Series 2001:
   6.35%, 12-15-24 .......................     2,975    2,749,822
   6.05%, 12-15-19 .......................     1,000      921,950
 Illinois Development Finance Authority
   Revenue Bonds, Series 1993C (Catholic
   Charities Housing Development
   Corporation Project),
   6.1%, 1-1-20 ..........................     2,500    2,561,750
 Village of Maywood, General Obligation
   Corporate Purpose Bonds, Series 2001C,
   5.5%, 1-1-21 ..........................     2,000    2,100,060
 Village of Hodgkins, Cook County, Illinois,
   Tax Increment Revenue Refunding Bonds,
   Series 1995A,
   7.625%, 12-1-13 .......................     1,750    1,857,572
 Illinois Health Facilities Authority,
   Revenue Refunding Bonds, Series 1998
   (Lifelink Corporation Obligated Group),
   5.7%, 2-15-24 .........................     1,750    1,363,670
                                                     ------------
                                                       21,818,792
                                                     ------------

INDIANA - 0.27%
 City of Carmel, Indiana, Retirement Rental
   Housing Revenue Refunding Bonds (Beverly
   Enterprises - Indiana, Inc. Project),
   Series 1992,
   8.75%, 12-1-08 ........................     1,105    1,150,924
                                                     ------------

IOWA - 1.80%
 City of Creston, Iowa, Industrial
   Development Revenue Bonds, Series 1997A
   (CF Processing, L.C. Project),
   8.0%, 8-1-26 (A) ......................     5,000    3,950,000
 City of Cedar Rapids, Iowa, First Mortgage
   Revenue Bonds, Series 1998-A (Cottage Grove
   Place Project),
   5.875%, 7-1-28 ........................     5,000    3,836,950
                                                     ------------
                                                        7,786,950
                                                     ------------

KANSAS - 2.88%
 City of Olathe, Kansas, Senior Living
   Facility Revenue Bonds (Aberdeen Village,
   Inc.), Series 2000A,
   8.0%, 5-15-30 .........................     3,255    3,367,167
 Kansas Development Finance Authority:
   Multifamily Housing Revenue Bonds,
   Series 1998K (Pioneer Olde Town
   Apartments Project),
   6.5%, 10-1-30 .........................     3,200    2,873,888
   Athletic Facilities Revenue Bonds, Series
   2002E (The Intercollegiate Athletic
   Council of Kansas State University,
   Inc. Project),
   0.0%, 7-1-17 ..........................       750      392,933
 Certificates of Participation, Series 1998A,
   Evidencing Proportionate Interests of the
   Owners Thereof in Rental Payments to be
   Made by the City of Spring Hill, Kansas, to
   Spring Hill Golf Corporation,
   6.5%, 1-15-28 .........................     4,000    3,240,400
 City of Prairie Village, Kansas, Revenue Bonds
   (Claridge Court Project), Series 1993A:
   8.75%, 8-15-23 ........................     1,000    1,028,740
   8.5%, 8-15-04 .........................       345      355,071
 University of Kansas Hospital Authority,
   Health Facilities Revenue Bonds (KU
   Health System), Series 2002,
   6.0%, 9-1-16 ..........................     1,120    1,192,822
                                                     ------------
                                                       12,451,021
                                                     ------------
KENTUCKY - 0.74%
 Kentucky Economic Development Finance Authority,
   Hospital System Refunding and Improvement
   Revenue Bonds, Series 1997 (Appalachian
   Regional Healthcare, Inc. Project),
   5.875%, 10-1-22 .......................     2,450    2,161,562
 County of Perry, Kentucky, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1994,
   7.0%, 6-1-24 ..........................     1,000    1,038,660
                                                     ------------
                                                        3,200,222
                                                     ------------

LOUISIANA - 3.12%
 Tobacco Settlement Financing Corporation,
   Tobacco Settlement Asset-Backed Bonds,
   Series 2001B,
   5.875%, 5-15-39 .......................     5,000    4,044,950
 Louisiana Local Government Environmental
   Facilities and Community Development
   Authority, Multifamily Housing Revenue
   Bond Anticipation Notes (Kingston Point
   and Camelot Apartments Project),
   Series 2001A,
   6.25%, 12-15-03 .......................     4,000    4,010,800
 Louisiana Public Facilities Authority,
   Revenue Bonds (Progressive Healthcare
   Providers/Louisiana, Inc. Project),
   Series 1998:
   6.375%, 10-1-20 .......................     2,000    1,585,980
   6.375%, 10-1-28 .......................     2,000    1,510,180
   5.75%, 10-1-03 ........................       315      312,723
 Board of Commissioners of the Port of New
   Orleans, Industrial Development Revenue
   Refunding Bonds (Continental Grain Company
   Project), Series 1993,
   7.5%, 7-1-13 ..........................     2,000    2,048,100
                                                     ------------
                                                       13,512,733
                                                     ------------

MAINE - 2.17%
 Maine Health and Higher Educational Facilities
   Authority, Revenue Bonds, Piper Shores
   Issue, Series 1999A:
   7.55%, 1-1-29 .........................     5,000    5,085,000
   7.5%, 1-1-19 ..........................     1,000    1,017,500
 Maine Veterans' Homes, Revenue Bonds,
   1995 Series,
   7.75%, 10-1-20 ........................     2,810    3,293,320
                                                     ------------
                                                        9,395,820
                                                     ------------

MARYLAND - 0.60%
 Maryland Economic Development Corporation,
   Senior Lien Revenue Bonds (Rocky Gap
   Golf Course and Hotel/Meeting Center
   Project), Series 1996 A,
   8.375%, 10-1-09 .......................     3,250    2,600,000
                                                     ------------

MASSACHUSETTS - 3.17%
 Massachusetts Industrial Finance Agency:
   First Mortgage Revenue Bonds, Reeds
   Landing Project, Series 1993,
   7.1%, 10-1-28 .........................    10,660   10,548,496
   Resource Recovery Revenue Refunding
   Bonds (Ogden Haverhill Project),
   Series 1998A Bonds:
   5.6%, 12-1-19 .........................     2,500    2,221,600
   5.5%, 12-1-13 .........................     1,000      928,930
                                                     ------------
                                                       13,699,026
                                                     ------------

MINNESOTA - 0.24%
 City of Perham, Minnesota, General Obligation
   Disposal System Revenue Bonds, Series 2001,
   6.0%, 5-1-22 ..........................     1,000    1,032,210
                                                     ------------

MISSOURI - 9.30%
 Missouri Development Finance Board,
   Infrastructure Facilities Revenue Bonds,
   City of Independence, Missouri:
   Santa Fe Redevelopment Project,
   Series 2001,
   5.25%, 4-1-23 .........................     2,500    2,597,500
   Eastland Center Project Phase II,
   Series 2002,
   6.0%, 4-1-21 ..........................     2,100    2,217,621
   Eastland Center Project Phase IV,
   Series 2000B,
   5.125%, 4-1-22 ........................       875      903,963
 The City of Nevada, Missouri (Nevada
   Regional Medical Center), Hospital
   Revenue Bonds, Series 2001,
   6.75%, 10-1-22 ........................     4,500    4,566,015
 City of Chesterfield, Missouri, Tax Increment
   Refunding and Improvement Revenue Bonds,
   Series 2002 (Chesterfield Valley Projects),
   4.5%, 4-15-16 .........................     4,000    4,124,880
 City of Des Peres, Missouri, Tax Increment
   Refunding Revenue Bonds, Series 2002A
   (West County Center Project),
   5.75%, 4-15-20 ........................     4,000    3,965,200
 The Industrial Development Authority of the
   City of Kansas City, Missouri:
   Revenue Bonds (The Bishop Spencer Place,
   Incorporated Project), Series 1994,
   8.0%, 9-1-16 ..........................     2,000    2,095,820
   Multifamily Housing Revenue Bonds (Village
   Green Apartments Project), Series 1998,
   6.25%, 4-1-30 .........................     1,700    1,548,190
 The Industrial Development Authority of St.
   Joseph, Missouri, Healthcare Revenue Bonds
   (Living Community of St. Joseph Project),
   Series 2002,
   7.0%, 8-15-32 .........................     3,535    3,517,113
 Missouri Housing Development Commission,
   Multifamily Housing Revenue Bonds (The Mansion
   Apartments Phase II Project), Series 1999,
   6.17%, 4-1-32 .........................     3,915    3,491,828
 The Industrial Development Authority of the
   City of Cameron, Missouri, Health Facilities
   Revenue Bonds (Cameron Community Hospital),
   Series 2000,
   6.25%, 12-1-21 ........................     3,250    3,471,260
 The Industrial Development Authority of
   the City of St. Louis, Missouri, Industrial
   Revenue Refunding Bonds (Kiel Center
   Multipurpose Arena Project), Series 1992,
   7.75%, 12-1-13 ........................     3,335    3,396,231
 City of Ballwin, Missouri, Tax Increment
   Refunding and Improvement Revenue Bonds,
   Series 2002A (Ballwin Town Center
   Redevelopment Project),
   6.25%, 10-1-17 ........................     2,200    2,260,830
 Johnson County, Missouri, Hospital Revenue
   Bonds (Western Missouri Medical Center
   Project), Series 2000,
   6.0%, 6-1-25 ..........................     1,515    1,629,655
 The Industrial Development Authority
   of Callaway County, Missouri,
   Industrial Development Revenue Bonds
   (A.P. Green Refractories Co. Project),
   Series 1984,
   8.6%, 11-1-14 (A) .....................       900      450,000
                                                     ------------
                                                       40,236,106
                                                     ------------

NEVADA - 0.63%
 Reno-Sparks Convention & Visitors
   Authority, Nevada, Limited Obligation
   Medium-Term Refunding Bonds, Series
   November 1, 1996,
   6.0%, 11-1-06 .........................     2,640    2,739,713
                                                     ------------

NEW HAMPSHIRE - 2.35%
 State of New Hampshire, Turnpike
   System Revenue Bonds, 1994 Series C,
   Inverse Floating Rate Security
   (INFLOS),
   9.05%, 2-1-24 (B) .....................     5,600    5,674,760
 New Hampshire Health and Education Facilities
   Authority, Hospital Revenue Bonds, Catholic
   Medical Center Issue, Series 2002A:
   5.75%, 7-1-22 .........................     3,000    2,948,340
   5.0%, 7-1-12 ..........................       625      637,475
 Lisbon Regional School District, New
   Hampshire, General Obligation Capital
   Appreciation School Bonds,
   0.0%, 2-1-13 ..........................     1,060      891,386
                                                     ------------
                                                       10,151,961
                                                     ------------

NEW JERSEY - 4.40%
 New Jersey Economic Development Authority:
   Economic Development Bonds, Kapkowski
   Road Landfill Reclamation Improvement
   District Project (City of Elizabeth):
   Refunding Series 2002,
   5.5%, 4-1-12 ..........................     5,955    6,203,562
   Series 1998A,
   6.375%, 4-1-18 ........................     2,385    2,954,657
   First Mortgage Revenue Fixed Rate Bonds
   (Winchester Gardens at Ward Homestead
   Project), Series 1996A,
   8.625%, 11-1-25 .......................     3,000    3,184,890
 New Jersey Health Care Facilities Financing
   Authority, Revenue Bonds, Englewood Hospital
   and Medical Center Issue, Series 1994,
   6.75%, 7-1-24 .........................     4,280    4,652,831
 Camden County Improvement Authority, Health
   Care Redevelopment Project Revenue Bonds,
   The Cooper Health System Obligated Group
   Issue, Series 1997:
   6.0%, 2-15-27 .........................     1,250    1,100,637
   5.875%, 2-15-15 .......................     1,000      914,740
                                                     ------------
                                                       19,011,317
                                                     ------------

NEW MEXICO - 1.22%
 New Mexico Hospital Equipment Loan Council,
   Hospital Revenue Bonds (Memorial Medical
   Center, Inc. Project), Series 1998:
   5.375%, 6-1-18 ........................     4,020    3,552,273
   5.5%, 6-1-28 ..........................     2,000    1,709,820
                                                     ------------
                                                        5,262,093
                                                     ------------

NEW YORK - 5.89%
 The City of New York, General Obligation
   Bonds, Fiscal 2002 Series C,
   5.5%, 3-15-15 .........................     6,015    6,408,321
 Triborough Bridge and Tunnel Authority,
   General Revenue Refunding Bonds,
   Series 2002B,
   5.25%, 11-15-13 .......................     5,000    5,619,000
 Dormitory Authority of the State of New York,
   Third General Resolution Revenue Bonds (State
   University Educational Facilities Issue),
   Series 2002B,
   5.25%, 11-15-23 .......................     3,500    3,806,215
 Suffolk County Industrial Development
   Agency (New York), Continuing Care
   Retirement Community:
   Fixed Rate Revenue Bonds (Peconic
   Landing at Southold, Inc. Project -
   Series 2000A),
   8.0%, 10-1-20 .........................     2,000    1,999,980
   First Mortgage Fixed Rate Revenue Bonds
   (Jefferson's Ferry Project - Series 1999A),
   7.2%, 11-1-19 .........................     1,500    1,570,110
 County of Erie, New York, General Obligation
   Serial Bonds and Revenue Anticipation Notes,
   Public Improvement Serial Bonds - Series 2002A,
   5.0%, 9-1-15 ..........................     2,500    2,708,650
 City of Yonkers Industrial Development Agency,
   Civic Facility Revenue Bonds (St. John's
   Riverside Hospital Project):
   Series 2001B,
   7.125%, 7-1-31 ........................     1,455    1,497,908
   Series 2001A,
   7.125%, 7-1-31 ........................     1,000    1,029,490
 Dormitory Authority of the State of New
   York, Nyack Hospital Revenue Bonds,
   Series 1996,
   6.25%, 7-1-13 .........................     1,000      847,350
                                                     ------------
                                                       25,487,024
                                                     ------------

NORTH CAROLINA - 0.96%
 North Carolina Eastern Municipal Power Agency,
   Power System Revenue Bonds, Refunding Series
   2003 A,
   5.5%, 1-1-12 ..........................     2,000    2,143,120
 City of Durham, North Carolina,
   Multifamily Housing Revenue Bonds (Ivy
   Commons Project), Series 1997,
   8.0%, 3-1-29 ..........................     2,050    2,002,768
                                                     ------------
                                                        4,145,888
                                                     ------------

NORTH DAKOTA - 0.66%
 City of Grand Forks, North Dakota, Senior
   Housing Revenue Bonds (4000 Valley
   Square Project), Series 1997:
   6.25%, 12-1-34 ........................     2,000    1,627,120
   6.375%, 12-1-34 .......................     1,460    1,209,435
                                                     ------------
                                                        2,836,555
                                                     ------------

OHIO - 0.82%
 City of Toledo, Ohio, Multifamily Housing
   Mortgage Revenue Bonds, Series 1998-A
   (Hillcrest Apartments Project),
   6.125%, 12-1-29 .......................     3,960    3,562,020
                                                     ------------

OKLAHOMA - 2.34%
 The Oklahoma Development Finance Authority,
   Continuing Care Retirement Community,
   Revenue Bonds (Inverness Village Project),
   Fixed Rate Revenue Bonds, Series 2002A,
   8.0%, 2-1-32 ..........................     8,000    7,754,080
 The Guthrie Public Works Authority
   (Guthrie, Oklahoma), Utility System
   Revenue Bonds, Series 1994A,
   6.75%, 9-1-19 .........................     1,415    1,553,005
 Trustees of the Oklahoma Ordnance Works
   Authority, Industrial Development Revenue
   Refunding Bonds (A.P. Green Industries,
   Inc. Project), Series 1992,
   8.5%, 5-1-08 (A) ......................     1,600      800,000
                                                     ------------
                                                       10,107,085
                                                     ------------

OREGON - 0.17%
 Myrtle Creek Building Authority, Gross
   Revenue Bonds, Series 1996A (Myrtle Creek
   Golf Course Project),
   8.0%, 6-1-21 (A) ......................     3,000      750,000
                                                     ------------

PENNSYLVANIA - 6.58%
 Allegheny County Hospital Development
   Authority:
   Health System Revenue Bonds, Series
   2000B (West Penn Allegheny
   Health System),
   9.25%, 11-15-22 .......................     9,000   10,114,560
   Hospital Revenue Bonds, Series 1997
   (St. Francis Medical Center Project):
   5.75%, 5-15-27 ........................     4,000    3,577,560
   5.5%, 5-15-06 .........................     1,000      931,170
   5.5%, 5-15-07 .........................     1,000      926,550
 Delaware County Authority (Pennsylvania),
   First Mortgage Revenue Bonds, Series
   1994 (Riddle Village Project),
   8.25%, 6-1-22 .........................     3,855    4,248,249
 Clearfield Hospital Authority, Hospital
   Revenue and Refunding Bonds (Clearfield
   Hospital Project), Series 1994,
   6.875%, 6-1-16 ........................     3,000    3,056,400
 Allegheny County Industrial Development
   Authority (Pennsylvania), Environmental
   Improvement Revenue Bonds (USX Corporation
   Project), Refunding Series A 1994,
   6.7%, 12-1-20 .........................     2,495    2,582,275
 The Borough of Langhorne Manor Higher Education
   and Health Authority (Bucks County,
   Pennsylvania), Hospital Revenue Bonds, Series
   of 1992 (The Lower Bucks Hospital),
   7.35%, 7-1-22 .........................     2,000    1,867,500
 New Castle Area Hospital Authority, Hospital
   Revenue Refunding Bonds (St. Francis Hospital
   of New Castle), Series 1992A,
   6.5%, 11-15-09 (A) ....................     1,208    1,147,519
                                                     ------------
                                                       28,451,783
                                                     ------------

RHODE ISLAND - 0.83%
 City of Providence, Rhode Island, Special
   Obligation Tax Increment Bonds, Series D,
   6.65%, 6-1-16 .........................     2,000    2,095,840
 Rhode Island Health and Educational
   Building Corporation, Hospital Financing
   Revenue Bonds, St. Joseph Health Services
   of Rhode Island Issue, Series 1999,
   5.75%, 10-1-14 ........................     1,500    1,510,005
                                                     ------------
                                                        3,605,845
                                                     ------------

SOUTH CAROLINA - 2.52%
 Tobacco Settlement Revenue Management
   Authority, Tobacco Settlement Asset-
   Backed Bonds, Series 2001B (Tax-Exempt),
   6.375%, 5-15-28 .......................     8,750    7,940,625
 McCormick County, South Carolina, Hospital
   Facilities Revenue Refunding and
   Improvement Bonds, Series 1997 (McCormick
   Health Care Center Project),
   7.0%, 3-1-18 ..........................     2,530    2,423,917
 Connector 2000 Association, Inc., Toll
   Road Revenue Bonds (Southern Connector
   Project, Greenville, South Carolina),
   Senior Capital Appreciation Bonds,
   Series 1998B:
   0.0%, 1-1-35 ..........................    17,000      328,780
   0.0%, 1-1-36 ..........................    11,000      186,120
                                                     ------------
                                                       10,879,442
                                                     ------------

SOUTH DAKOTA - 0.48%
 South Dakota Health and Educational
   Facilities Authority, Refunding Revenue
   Bonds (Westhills Village Retirement
   Community Issue), Series 1993,
   7.25%, 9-1-13 .........................     2,000    2,089,680
                                                     ------------

TENNESSEE - 0.23%
 Upper Cumberland Gas Utility District
   (of Cumberland County, Tennessee),
   Gas System Revenue Bonds, Series 1996,
   7.0%, 3-1-16 (A) ......................     1,400      980,000
                                                     ------------

TEXAS - 7.43%
 Lubbock Health Facilities Development
   Corporation, Fixed Rate First Mortgage
   Revenue Bonds (Carillon, Inc. Project),
   Series 1999A,
   6.5%, 7-1-19 ..........................     8,000    6,892,240
 Lufkin Health Facilities Development
   Corporation, Health System:
   Revenue Bonds (Memorial Health System of
   East Texas), Series 1998:
   5.0%, 2-15-08 .........................     2,425    2,316,894
   5.7%, 2-15-28 .........................     2,150    1,712,432
   Revenue and Refunding Bonds (Memorial
   Health System of East Texas), Series 1995,
   6.875%, 2-15-26 .......................     1,215    1,136,159
 North Central Texas Health Facilities
   Development Corporation, Retirement
   Facility Revenue Bonds (Northwest Senior
   Housing Corporation - Edgemere Project),
   Series 1999A, Fixed Rate Bonds:
   7.5%, 11-15-29 ........................     4,000    4,098,760
   7.25%, 11-15-19 .......................     1,000    1,020,390
 AllianceAirport Authority, Inc., Special
   Facilities Revenue Bonds, Series 1996
   (Federal Express Corporation Project),
   6.375%, 4-1-21 ........................     4,000    4,165,200
 Tarrant County Housing Finance Corporation,
   Multifamily Housing Revenue Notes (Quail
   Ridge Apartments Project), Series 2002A,
   6.25%, 9-1-03 .........................     4,100    4,109,348
 City of Houston Housing Corporation
   No. 1, First Lien Revenue Refunding
   Bonds, Series 1996 (6800 Long Drive
   Apartments - Section 8 New Construction
   Program), Houston, Texas,
   6.625%, 2-1-20 ........................     2,305    2,358,822
 City of Houston, Texas, Airport System
   Subordinate Lien Revenue Bonds,
   Series 2000A (AMT),
   5.625%, 7-1-20 ........................     2,150    2,257,285
 Alvarado Industrial Development Corporation,
   Industrial Development Revenue Bonds
   (Rich-Mix Products of Texas, Inc. Project),
   Series 1996,
   7.75%, 3-1-10 .........................     2,030    2,062,358
                                                     ------------
                                                       32,129,888
                                                     ------------

UTAH - 0.86%
 Utah Housing Finance Agency, Revenue Bonds
   (RHA Community Services of Utah, Inc.
   Project), Series 1997A,
   6.875%, 7-1-27 ........................     2,440    2,409,890
 Carbon County, Utah, Solid Waste Disposal
   Facility Revenue Refunding Bonds
   (Sunnyside Cogeneration Associates Project):
   Series 1999A,
   7.1%, 8-15-23 .........................     1,140    1,180,356
   Series 1999B,
   0.0%, 8-15-24 .........................       390      113,365
                                                     ------------
                                                        3,703,611
                                                     ------------

VIRGINIA - 2.04%
 Norfolk Redevelopment and Housing Authority,
   Multifamily Rental Housing Facility Revenue
   Bonds, Series 1996 (1016 Limited Partnership -
   Sussex Apartments Project),
   8.0%, 9-1-26 ..........................     3,440    3,362,531
 Fairfax County Redevelopment and Housing
   Authority, Multifamily Housing Revenue
   Refunding Bonds (Burke Shire Commons
   Apartments Project), Series 1996,
   7.6%, 10-1-36 .........................     3,000    3,162,150
 Pocahontas Parkway Association, Route 895
   Connector, Toll Road Revenue Bonds, Senior
   Capital Appreciation Bonds, Series 1998B,
   0.0%, 8-15-18 .........................     9,000    2,282,670
                                                     ------------
                                                        8,807,351
                                                     ------------

WASHINGTON - 1.17%
 Port of Anacortes, Washington, Revenue and
   Refunding Bonds, 1998 Series A (AMT),
   5.625%, 9-1-16 ........................     3,790    3,790,796
 Housing Authority of the City of Seattle,
   Low-Income Housing Assistance Revenue
   Bonds, 1995 (GNMA Collateralized Mortgage
   Loan - Kin On Project),
   7.4%, 11-20-36 ........................     1,142    1,268,625
                                                     ------------
                                                        5,059,421
                                                     ------------

WEST VIRGINIA - 0.61%
 Upshur County, West Virginia, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1995,
   7.0%, 7-15-25 .........................     2,500    2,631,600
                                                     ------------

WISCONSIN - 2.57%
 Wisconsin Health and Educational Facilities
   Authority, Revenue Bonds, Series 1995:
   Hess Memorial Hospital Association, Inc.
   Project,
   7.75%, 11-1-15 ........................     4,400    4,637,204
   National Regency of New Berlin, Inc.
   Project,
   8.0%, 8-15-25 .........................     4,360    4,545,736
 City of Superior, Wisconsin, Water Supply
   Facilities Revenue Refunding Bonds
   (Superior Water, Light and Power Company
   Project), Series 1996,
   6.125%, 11-1-21 .......................     1,910    1,949,441
                                                     ------------
                                                       11,132,381
                                                     ------------

TOTAL MUNICIPAL BONDS - 95.48%                       $412,842,841
 (Cost: $420,017,229)

TOTAL SHORT-TERM SECURITIES - 2.96%                  $ 12,810,000
 (Cost: $12,810,000)

TOTAL INVESTMENT SECURITIES - 98.44%                 $425,652,841
 (Cost: $432,827,229)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.56%       6,762,927

NET ASSETS - 100.00%                                 $432,415,768

Notes to Schedule of Investments

(A)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(B)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.

   See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

   See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES
     MUNICIPAL HIGH INCOME FUND
     March 31, 2003
     (In Thousands, Except for Per Share Amounts)
ASSETS
 Investment securities - at value (cost-$432,827)
   (Notes 1 and 3) .................................     $425,653
 Receivables:
   Interest ........................................        8,463
   Investment securities sold.......................          191
   Fund shares sold ................................          120
 Prepaid registration fees .........................           25
 Prepaid insurance premium  ........................           10
                                                         --------
    Total assets  ..................................      434,462
LIABILITIES                                              --------
 Payable to Fund shareholders  .....................        1,477
 Dividends payable  ................................          271
 Accrued service fee (Note 2)  .....................           86
 Accrued shareholder servicing (Note 2)  ...........           51
 Accrued accounting services fee (Note 2)  .........            6
 Accrued management fee (Note 2)  ..................            6
 Accrued distribution fee (Note 2)  ................            5
 Due to custodian  .................................            1
 Other  ............................................          143
                                                         --------
    Total liabilities  .............................        2,046
                                                         --------
      Total net assets .............................     $432,416
NET ASSETS                                               ========
 $1.00 par value capital stock:
   Capital stock ...................................     $ 89,245
   Additional paid-in capital ......................      377,066
 Accumulated undistributed loss:
   Accumulated undistributed net investment income .          290
   Accumulated undistributed net realized loss
    on investment transactions  ....................      (27,011)
   Net unrealized depreciation in value of
    investments  ...................................       (7,174)
    Net assets applicable to outstanding                 --------
      units of capital .............................     $432,416
                                                         ========
Net asset value per share (net assets divided
 by shares outstanding):
 Class A  ..........................................        $4.85
 Class B  ..........................................        $4.85
 Class C  ..........................................        $4.85
 Class Y  ..........................................        $4.85
Capital shares outstanding:
 Class A  ..........................................       87,100
 Class B  ..........................................        1,065
 Class C  ..........................................        1,073
 Class Y  ..........................................            7
Capital shares authorized ..........................      300,000
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
     MUNICIPAL HIGH INCOME FUND
     For the Six Months Ended March 31, 2003
     (In Thousands)

INVESTMENT INCOME
 Interest and amortization (Note 1B)  ..............      $14,440
                                                          -------
 Expenses (Note 2):
   Investment management fee .......................        1,143
   Service fee:
    Class A  .......................................          484
    Class B  .......................................            6
    Class C  .......................................            6
   Shareholder servicing:
    Class A  .......................................          222
    Class B  .......................................            5
    Class C  .......................................            5
    Class Y  .......................................            2
   Legal fees ......................................          100
   Distribution fee:
    Class A  .......................................           18
    Class B  .......................................           19
    Class C  .......................................           19
   Accounting services fee .........................           35
   Custodian fees ..................................           14
   Audit fees ......................................           11
   Other ...........................................           80
                                                          -------
    Total expenses  ................................        2,169
                                                          -------
      Net investment income ........................       12,271
                                                          -------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
 (NOTES 1 AND 3)
 Realized net loss on investments  .................       (5,063)
 Unrealized depreciation in value of
   investments during the period ...................       (4,649)
                                                          -------
   Net loss on investments .........................       (9,712)
                                                          -------
    Net increase in net assets resulting
      from operations ..............................      $ 2,559
                                                          =======

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
     MUNICIPAL HIGH INCOME FUND
     (In Thousands)
                                         For the six  For the fiscal
                                        months ended     year ended
                                          March 31,    September 30,
                                            2003             2002
INCREASE (DECREASE) IN NET ASSETS     --------------   ------------
 Operations:
   Net investment income ...............    $ 12,271     $ 23,235
   Realized net loss on
    investments  .......................      (5,063)      (5,413)
   Unrealized appreciation (depreciation)     (4,649)       4,854
                                            --------     --------
    Net increase in net assets
      resulting from operations ........       2,559       22,676
                                            --------     --------
 Distributions to shareholders from
   net investment income (Note 1D):(1)
   Class A .............................     (11,656)     (22,749)
   Class B .............................        (116)        (171)
   Class C .............................        (118)        (181)
   Class Y .............................         (91)        (134)
                                            --------     --------
                                             (11,981)     (23,235)
                                            --------     --------
 Capital share transactions
   (Note 5)                                   (7,689)      25,377
                                            --------     --------
    Total increase (decrease)  .........     (17,111)      24,818
NET ASSETS
 Beginning of period  ..................     449,527      424,709
                                            --------     --------
 End of period  ........................    $432,416     $449,527
                                            ========     ========
   Undistributed net investment income .    $    290     $    ---
                                            ========     ========

(1)See "Financial Highlights" on pages 28 - 31.


See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                    For the        For the fiscal year ended
                 six months             September 30,
                      ended  ------------------------------------
                    3-31-03    2002   2001    2000   1999    1998
                    ------- ------- ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $4.95   $4.96  $4.92   $5.19  $5.69   $5.55
                      -----   -----  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.13    0.26   0.28    0.30   0.31    0.32
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.10)  (0.01)  0.04   (0.27) (0.37)   0.21
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......   0.03    0.25   0.32    0.03  (0.06)   0.53
                      -----   -----  -----   -----  -----   -----
Less distributions:
 Declared from net
   investment income  (0.13)  (0.26) (0.28)  (0.30) (0.31)  (0.32)
 From capital gains   (0.00)  (0.00) (0.00)  (0.00) (0.13)  (0.07)
                      -----   -----  -----   -----  -----   -----
Total distributions.  (0.13)  (0.26) (0.28)  (0.30) (0.44)  (0.39)
                      -----   -----  -----   -----  -----   -----
Net asset value, end
 of period  ........  $4.85   $4.95  $4.96   $4.92  $5.19   $5.69
                      =====   =====  =====   =====  =====   =====
Total return(1) ....   0.67%   5.35%  6.64%   0.83% -1.22%   9.88%
Net assets, end of
 period (in millions)  $422    $431   $419    $417   $510    $522
Ratio of expenses to
 average net
 assets  ...........   0.98%(2)1.03%  1.02%   0.94%  0.87%   0.82%
Ratio of net investment
 income to average
 net assets  .......   5.52%(2)5.39%  5.61%   6.08%  5.59%   5.72%
Portfolio turnover
 rate  .............   9.32%  22.72% 22.37%  22.41% 26.83%  35.16%

 (1)Total return calculated without taking into account the sales load deducted on an initial purchase.
 (2)Annualized.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                                                           period
                    For the  For the fiscal year             from
                 six months  ended September 30,         10-5-99(1)
                      ended ----------------------        through
                    3-31-03    2002           2001        9-30-00
                    ------- -------        -------        -------
Net asset value,
 beginning of period  $4.95   $4.96          $4.92          $5.16
                      -----   -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income 0.11    0.22           0.23           0.25
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.10)  (0.01)          0.04          (0.24)
                      -----   -----          -----          -----
Total from investment
 operations  .......   0.01    0.21           0.27           0.01
                      -----   -----          -----          -----
Less distributions:
 Declared from net
   investment income  (0.11)  (0.22)         (0.23)         (0.25)
 From capital gains   (0.00)  (0.00)         (0.00)         (0.00)
                      -----   -----          -----          -----
Total distributions   (0.11)  (0.22)         (0.23)         (0.25)
                      -----   -----          -----          -----
Net asset value,
 end of period  ....  $4.85   $4.95          $4.96          $4.92
                      =====   =====          =====          =====
Total return .......   0.25%   4.46%          5.71%          0.29%
Net assets, end of
 period (in millions)    $5      $5             $3             $1
Ratio of expenses to
 average net assets    1.82%(2)1.85%          1.91%          1.89%(2)
Ratio of net investment
 income to average
 net assets  .......   4.67%(2)4.56%          4.68%          5.16%(2)
Portfolio turnover
 rate  .............   9.32%  22.72%         22.37%         22.41%(3)

 (1)Commencement of operations of the class.
 (2)Annualized.
 (3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                                                           period
                    For the  For the fiscal year             from
                 six months  ended September 30,         10-8-99(1)
                      ended ----------------------        through
                    3-31-03    2002           2001        9-30-00
                    ------- -------        -------        -------
Net asset value,
 beginning of period  $4.95   $4.96          $4.92          $5.16
                      -----   -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income 0.11    0.22           0.23           0.25
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.10)  (0.01)          0.04          (0.24)
                      -----   -----          -----          -----
Total from investment
 operations  .......   0.01    0.21           0.27           0.01
                      -----   -----          -----          -----
Less distributions:
 Declared from net
   investment income  (0.11)  (0.22)         (0.23)         (0.25)
 From capital gains   (0.00)  (0.00)         (0.00)         (0.00)
                      -----   -----          -----          -----
Total distributions   (0.11)  (0.22)         (0.23)         (0.25)
                      -----   -----          -----          -----
Net asset value,
 end of period  ....  $4.85   $4.95          $4.96          $4.92
                      =====   =====          =====          =====
Total return .......   0.25%   4.49%          5.74%          0.26%
Net assets, end of
 period (in millions)    $5      $5             $3             $1
Ratio of expenses to
 average net assets    1.82%(2)1.84%          1.84%          1.91%(2)
Ratio of net investment
 income to average
 net assets  .......   4.67%(2)4.58%          4.72%          5.13%(2)
Portfolio turnover
 rate  .............   9.32%  22.72%         22.37%         22.41%(3)

 (1)Commencement of operations of the class.
 (2)Annualized.
 (3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
MUNICIPAL HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                                                   For the For the
                                                   period   period
                    For the  For the fiscal year    from     from
                 six months ended September 30, 12-30-98(1)7-1-98(1)
                      ended ---------------------    to       to
                    3-31-03   2002   2001    20009-30-99  8-25-98
                    ------- -------  ----    -----------  -------
Net asset value,
 beginning of period  $4.95   $4.96  $4.92   $5.19  $5.65    $5.64
                      -----   -----  -----   -----  -----    -----
Income (loss) from
 investment operations:
 Net investment income 0.14    0.26   0.27    0.30   0.24     0.05
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.10)  (0.01)  0.04   (0.27) (0.33)    0.01
                      -----   -----  -----   -----  -----    -----
Total from investment
 operations  .......   0.04    0.25   0.31    0.03  (0.09)    0.06
                      -----   -----  -----   -----  -----    -----
Less distributions:
 Declared from net
   investment income  (0.14)  (0.26) (0.27)  (0.30) (0.24)   (0.05)
 From capital gains   (0.00)  (0.00) (0.00)  (0.00) (0.13)   (0.00)
                      -----   -----  -----   -----  -----    -----
Total distributions   (0.14)  (0.26) (0.27)  (0.30) (0.37)   (0.05)
                      -----   -----  -----   -----  -----    -----
Net asset value, end
 of period  ........  $4.85   $4.95  $4.96   $4.92  $5.19    $5.65
                      =====   =====  =====   =====  =====    =====
Total return .......   0.72%   5.35%  6.45%   0.97% -1.53%    1.07%
Net assets, end of
 period (000 omitted)   $34  $8,646     $2     $18     $2       $0
Ratio of expenses to
 average net assets    0.86%(2)0.63%  1.93%   1.08%  0.80%(2) 0.61%(2)
Ratio of net investment
 income to average
 net assets  .......   5.63%(2)5.68%  4.72%   5.96%  5.68%(2) 5.99%(2)
Portfolio turnover
 rate  .............   9.32%  22.72% 22.37%  22.41% 26.83%(3)35.16%(2)

 (1)Class Y shares commenced operations on July 1, 1998 and continued operations until August 25, 1998 when all outstanding Class Y shares were redeemed at the ending net asset value shown in the table. Operations recommenced on December 30, 1998.
 (2)Annualized.
 (3)For the fiscal year ended September 30, 1999.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
     March 31, 2003

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek to provide a high level of income which is not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

E. Change in Accounting Principle -- Effective October 1, 2001, the Fund adopted the new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, that requires mandatory amortization of all premiums and discounts on debt securities. The cumulative effect of this required change had no impact on the total net assets of the Fund, but resulted in a $289,790 increase to the cost of securities held and a corresponding increase to accumulated undistributed net investment income. The effect of this change during the period was to increase net investment income and decrease unrealized appreciation by $289,790. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund's share of incremental security-related costs including the cost of using private transportation for WRIMCO's personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At March 31, 2003, additional security costs amounted to $10,835, which is included in other expenses.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $258,550. During the period ended March 31, 2003, W&R received $3,852 and $893 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $168,511 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $12,818, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than United States Government and short-term securities, aggregated $49,592,351, while proceeds from maturities and sales aggregated $38,730,490. Purchases of short-term securities aggregated $561,647,321, while proceeds from maturities and sales aggregated $586,256,760. No United States Government obligations were purchased or sold during the period ended March 31, 2003.

For Federal income tax purposes, cost of investments owned at March 31, 2003 was $432,537,439, resulting in net unrealized depreciation of $6,884,598, of which $16,556,839 related to appreciated securities and $23,441,437 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2002 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income ......................... $23,459,684
Distributed ordinary income .................  23,350,455
Undistributed ordinary income* ..............     618,155

Realized long-term capital gains ............         ---
Distributed long-term capital gains .........         ---
Undistributed long-term capital gains .......         ---

Capital loss carryover ......................  11,473,462

Post-October losses deferred ................   4,194,757

*This entire amount was distributed prior to December 31, 2002.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2009 .......................... $ 6,187,770
September 30, 2010 ..........................  11,473,462
                                              -----------
Total carryover ............................. $17,661,232
                                              ===========

NOTE 5 -- Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                            For the       For the
                         six months   fiscal year
                              ended         ended
                          March 31, September 30,
                               2003          2002
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............        3,773        12,949
 Class B  ............          213           386
 Class C  ............          153           683
 Class Y  ............        5,311         5,529
Shares issued from
 reinvestment of dividends:
 Class A  ............        1,857         3,630
 Class B  ............           21            33
 Class C  ............           22            34
 Class Y  ............           19            27
Shares redeemed:
 Class A  ............       (5,649)      (13,813)
 Class B  ............          (96)          (67)
 Class C  ............          (96)         (401)
 Class Y  ............       (7,069)       (3,810)
                              -----         -----
Increase (decrease)
 in outstanding
 capital shares  .....       (1,541)        5,180
                              =====         =====
Value issued from sale
 of shares:
 Class A  ............      $18,086       $63,393
 Class B  ............        1,036         1,890
 Class C  ............          744         3,343
 Class Y  ............       25,782        26,994
Value issued from
 reinvestment of dividends:
 Class A  ............        9,308        17,782
 Class B  ............          105           159
 Class C  ............          107           168
 Class Y  ............           91           133
Value redeemed:
 Class A  ............      (27,480)      (67,588)
 Class B  ............         (467)         (326)
 Class C  ............         (469)       (1,942)
 Class Y  ............      (34,532)      (18,629)
                            -------       -------
Increase (decrease) in
 outstanding capital        $(7,689)      $25,377
                            =======       =======

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal High Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") as of March 31, 2003, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2002, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal High Income Fund, Inc. as of March 31, 2003, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2002, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2003

DIRECTORS
Keith A. Tucker, Chairman of the Board
James M. Concannon
John A. Dillingham
David P. Gardner
Linda K. Graves
Joseph Harroz, Jr.
John F. Hayes
Robert L. Hechler
Henry J. Herrmann
Glendon E. Johnson
Frank J. Ross, Jr.
Eleanor B. Schwartz
Frederick Vogel III


OFFICERS
Henry J. Herrmann, President
Theodore W. Howard, Vice President and Treasurer
Mark J. Otterstrom, Vice President
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Michael D. Strohm, Vice President

The Waddell & Reed Advisors Group of Mutual Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



FOR MORE INFORMATION:
Contact your financial advisor, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CLIENT SERVICES
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1014SA(3-03)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.